Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	$ 15,716	[1],[2],[3]	$ 11,242	[1],[2],[3]	$ 11,481	[1],[2],[3],[4]
United States
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	(1,678)		(5,148)		(2,655)
International
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	$ 17,394		$ 16,390		$ 14,136

[1]	Income from continuing operations before provision for taxes on income.
[2]	2013 v. 2012––The decrease in the domestic loss was primarily due to income from a litigation settlement in the second quarter of 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by lower revenues. The increase in international income is primarily related to the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity Initiatives and lower amortization of intangible assets, partially offset by lower revenues and higher asset impairments and related charges. For additional information about the litigation settlement with Teva and Sun, see Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013. For additional information about Hisun Pfizer, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[3]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global OTC rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower amortization of intangible assets and charges resulting from fair value adjustments to inventory sold during the period, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[4]	For 2011, includes King commencing on the acquisition date of January 31, 2011.